4. Financing Receivables (Detail Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables Details
Effective Annual Rates on commercial loans-receivables	11.24%	11.81%
Maximum Loans Exposure	$ 4,900	$ 5,800